Commitments and Contingencies - Schedule of Future Operating Payments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 210,997
2016	174,572
2017	31,747
2018	5
2019 onwards	0
Total purchase commitment	$ 417,321